Summary of Significant Accounting Policies - Rollforward of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	$ 515	$ 487
Accounts Receivable, Credit Loss Expense (Reversal)	626	198	$ 3
Accounts Receivable, Allowance for Credit Loss, Writeoff	(354)	(170)
Accounts Receivable, Allowance for Credit Loss, Ending Balance	$ 787	$ 515	$ 487